Average Annual Total Returns - Custom - VY Clarion Global Real Estate Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV FTSE EPRA Nareit Developed Index 1 Yr		Class ADV FTSE EPRA Nareit Developed Index 5 Yrs		Class ADV FTSE EPRA Nareit Developed Index 10 Yrs		Class ADV FTSE EPRA Nareit Developed Index Since Inception	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I FTSE EPRA Nareit Developed Index 1 Yr		Class I FTSE EPRA Nareit Developed Index 5 Yrs		Class I FTSE EPRA Nareit Developed Index 10 Yrs		Class I FTSE EPRA Nareit Developed Index Since Inception	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S FTSE EPRA Nareit Developed Index 1 Yr		Class S FTSE EPRA Nareit Developed Index 5 Yrs		Class S FTSE EPRA Nareit Developed Index 10 Yrs		Class S FTSE EPRA Nareit Developed Index Since Inception	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 FTSE EPRA Nareit Developed Index 1 Yr		Class S2 FTSE EPRA Nareit Developed Index 5 Yrs		Class S2 FTSE EPRA Nareit Developed Index 10 Yrs		Class S2 FTSE EPRA Nareit Developed Index Since Inception	Class S2 S&P 500® Index 1 Yr		Class S2 S&P 500® Index 5 Yrs		Class S2 S&P 500® Index 10 Yrs		Class S2 S&P 500® Index Since Inception
Total	(5.37%)	3.33%	4.80%		Apr. 28, 2006	(9.04%)	[1]	3.74%	[1]	5.44%	[1]	[1]	18.40%	[2]	15.22%	[2]	13.88%	[2]	[2]	(4.83%)	3.95%	5.43%		Jan. 03, 2006	(9.04%)	[1]	3.74%	[1]	5.44%	[1]	[1]	18.40%	[2]	15.22%	[2]	13.88%	[2]	[2]	(5.04%)	3.68%	5.17%		Jan. 03, 2006	(9.04%)	[1]	3.74%	[1]	5.44%	[1]	[1]	18.40%	[2]	15.22%	[2]	13.88%	[2]	[2]	(5.19%)	3.54%	5.01%		May 03, 2006	(9.04%)	[1]	3.74%	[1]	5.44%	[1]	[1]	18.40%	[2]	15.22%	[2]	13.88%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.